PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Consumer Discretionary - 7.1%
Home & Office Products - 3.1%
Scotts Miracle-Gro Company (The)	7,600	$ 1,280,828

Retail - Discretionary - 4.0%
O'Reilly Automotive, Inc. (a)	3,500	1,629,705

Consumer Staples - 10.2%
Food - 4.4%
McCormick & Company, Inc.	8,700	1,793,940

Household Products - 5.8%
Church & Dwight Company, Inc.	17,000	1,629,110
Clorox Company (The)	3,500	782,250
		2,411,360
Energy - 1.3%
Oil & Gas Producers - 1.3%
Pioneer Natural Resources Company	5,300	550,829

Financials - 8.1%
Asset Management - 3.8%
T. Rowe Price Group, Inc.	11,200	1,559,152

Institutional Financial Services - 4.3%
FactSet Research Systems, Inc.	5,100	1,787,040

Health Care - 18.3%
Health Care Facilities & Services - 3.4%
PRA Health Sciences, Inc. (a)	13,200	1,411,212

Medical Equipment & Devices - 14.9%
Mettler-Toledo International, Inc. (a)	2,585	2,509,467
ResMed, Inc.	5,300	958,134
Teleflex, Inc.	3,600	1,414,620
Varian Medical Systems, Inc. (a)	7,300	1,267,791
		6,150,012

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Industrials - 17.3%
Electrical Equipment - 4.9%
AMETEK, Inc.	20,100	$ 2,024,070

Industrial Intermediate Products - 2.7%
RBC Bearings, Inc. (a)	8,350	1,102,534

Machinery - 4.8%
IDEX Corporation	11,000	1,982,530

Transportation & Logistics - 4.9%
Expeditors International of Washington, Inc.	23,000	2,032,970

Materials - 4.8%
Chemicals - 4.8%
Ecolab, Inc.	10,000	1,970,800

Technology - 27.7%
Semiconductors - 6.3%
Analog Devices, Inc.	11,200	1,309,056
NXP Semiconductors N.V.	4,400	553,344
Silicon Laboratories, Inc. (a)	7,100	727,111
		2,589,511
Software - 12.7%
ANSYS, Inc. (a)	7,620	2,583,256
Bottomline Technologies (de), Inc. (a)	7,800	371,514
Pegasystems, Inc.	17,900	2,299,613
		5,254,383
Technology Hardware - 3.3%
Trimble, Inc. (a)	25,500	1,336,455

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Technology - 27.7% (Continued)
Technology Services - 5.4%
CoStar Group, Inc. (a)	2,625	$ 2,227,575

Total Common Stocks (Cost $13,482,952)		$ 39,094,906

EXCHANGE-TRADED FUNDS - 3.6%	Shares	Value
Health Care - 3.6%
Biotech & Pharma - 3.6%
SPDR® S&P® Biotech ETF (Cost $827,663)	13,300	$ 1,487,073

MONEY MARKET FUNDS - 1.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $614,273)	614,273	$ 614,273

Total Investments at Value - 99.9% (Cost $14,924,888)		$ 41,196,252

Other Assets in Excess of Liabilities - 0.1%		48,465

Net Assets - 100.0%		$ 41,244,717

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2020.

See accompanying notes to Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

1.       Securities Valuation

Papp Small & Mid-Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted bid price. To the extent the Fund is invested in money market funds and other open-end investment companies, except for ETFs, that are registered under the Investment Company Act of 1940, as amended, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Papp Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Factors for determining when portfolio investments are subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

PAPP SMALL & MID-CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 39,094,906	$ -	$ -	$ 39,094,906
Exchange-Traded Funds	1,487,073	-	-	1,487,073
Money Market Funds	614,273	-	-	614,273
Total	$ 41,196,252	$ -	$ -	$ 41,196,252

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and ETFs by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2020.

2.       Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.       Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2020:

Tax cost of portfolio investments	$ 14,924,891
Gross unrealized appreciation	$ 26,321,537
Gross unrealized depreciation	(50,176)
Net unrealized appreciation	$ 26,271,361

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

PAPP SMALL & MID-CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4.       Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of August 31, 2020, the Fund had 27.7% of the value of its net assets invested in common stocks within the Technology sector.